Borrowing facilities (Details) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	£ 5,683	£ 5,276
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	0	0
In 1 to 2 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	3,910	1,115
In 2 to 3 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	0	2,388
In 3 to 4 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	0	0
In 4 to 5 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	1,773	1,773
More than 5 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	£ 0	£ 0